Condensed Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,568	$ 2,069	$ 4,440	$ 5,416	$ 7,305	$ 4,932
Cost of revenues	912	993	2,366	2,729	3,701	3,090
Gross profit	656	1,076	2,074	2,687	3,604	1,842
Operating expenses:
General and administrative	1,217	1,239	4,982	4,205	5,171	6,716
Research and development						154
Sales and marketing	354	322	979	824	1,146	1,197
Impairment of goodwill		2,873		2,873	2,873
Merger costs	454	284	454	284	117	1,464
Total operating expenses	2,025	4,718	6,415	8,186	9,307	9,531
Loss from operations	(1,369)	(3,642)	(4,341)	(5,499)	(5,703)	(7,689)
Other income (expense):
Interest expense	(108)	(200)	(283)	(1,327)	(1,437)	(319)
Interest income			4		108	21
Change in fair value of acquisition note payable		5	4	12	4	136
Change in fair value of other derivatives				86	86	(86)
Change in fair value of warrant liability	(19)	34	133	233	70	3,732
Change in fair value of siParadigm Earn-Out	(1)	(982)	(66)	(982)	(935)
Change in fair value of Excess Consideration Note					93
Gain on troubled debt restructuring					258
Other income (expense)	146		251	(11)	59
Total other income (expense)	18	(1,143)	43	(1,989)	(1,694)	3,484
Loss from continuing operations before income taxes	(1,351)	(4,785)	(4,298)	(7,488)	(7,397)	(4,205)
Income tax expense (benefit)	2		8	(512)	512
Loss from continuing operations	(1,353)	(4,785)	(4,306)	(6,976)	(6,885)	(4,205)
Income (loss) from discontinuing operations		6,760	74	561	177	(16,168)
Net income (loss)	(1,353)	1,975	(4,232)	(6,415)	(6,708)	(20,373)
Foreign currency translation gain (loss)	(29)	(120)	(82)	(161)	(34)	(9)
Comprehensive income (loss)	$ (1,382)	$ 1,855	$ (4,314)	$ (6,576)	$ (6,742)	$ (20,382)
Basic and diluted net loss per share from continuing operations	$ (0.58)	$ (2.38)	$ (1.96)	$ (3.77)	$ (3.57)	$ (4.62)
Basic and diluted net income (loss) per share from discontinuing operations		3.36	0.03	0.30	0.09	(17.77)
Basic and diluted net income (loss) per share	$ (0.58)	$ 0.98	$ (1.93)	$ (3.47)	$ (3.48)	$ (22.39)
Basic and diluted weighted-average shares outstanding	2,328	2,014	2,193	1,850	1,928,000	910,000